Document And Entity Information	Sep. 20, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 20, 2022
Entity Registrant Name	Caribou Biosciences, Inc.
Entity Central Index Key	0001619856
Entity Emerging Growth Company	true
Securities Act File Number	001-40631
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3728228
Entity Address, Address Line One	2929 7th Street, Suite 105
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	(510)
Local Phone Number	982-6030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CRBU
Security Exchange Name	NASDAQ
Amendment Description	This Amendment to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Caribou Biosciences, Inc. (the “Company”) on September 22, 2022 (the “Original Form 8-K”). The Original Form 8-K inadvertently reported the “Date of Report (Date of earliest event reported)” on the cover page as September 21, 2022, when it should have been reported as September 20, 2022. The sole purpose of this Amendment is to correct the incorrect date. No other changes are being made to the Original Form 8-K by this Amendment.